RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING
7.	RELATED PARTY TRANSACTIONS AND AMOUNTS OWING

The following are related party transactions and amounts owing at December 31, 2016 that are not otherwise disclosed elsewhere:

a)	For the year ended December 31, 2016, the Company paid management fees of $41,514 (2015 – $161,428; 2014 – $214,621) to companies controlled by officers and directors; and salaries of $135,864 (2015 – $51,682; 2014 – $54,324) to an officer of the Company and spouse.

b)	The Company recorded share-based compensation of $64,403 (2015 – $147,622; 2014 – $45,832) as consulting fees paid to directors and officers for the year ended December 31, 2016.

c)	As of December 31, 2016, $63,808 (2015 – $6,663,085) were owed to a director and companies controlled by that director. The amounts owed are unsecured, non-interest bearing and due on demand.

d)	As of December 31, 2016, the Company recorded in accounts payable and accrued liabilities: (i) $7,038 (2015 – $6,828) owed to a company controlled by a director; (ii) $3,910 (2015 – $7,586) owed to a company controlled by an officer; (iii) $3,693 (2015 – $3,583) owed to a director of the Company; and (iv) $Nil (2015 – $1,798) owed to an officer of the Company. The amounts owed are unsecured, non-interest bearing and due on demand.

e)	As of December 31, 2016, $Nil (2015 – $180,625 (CAD $250,000)) had been advanced by the President of the Company; and $Nil (2015 – $238,425 (CAD $330,000)) had been advanced by several directors of the Company. The advances were unsecured, non-interest bearing and due on demand. During the year ended December 31, 2016, advances of $975,872 (CAD $1,280,000) were converted into preferred shares of the Company.

f)	On December 30, 2016, the Company converted $7,863,855 of amounts owed to related parties into 7,863,855 Class A Preferred Shares at a price of $1.00 per Class A Preferred Share.